Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis at June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
June 30, 2023
Assets
Investments held in Trust Account:
Money Market investments	$258,894,006	$258,894,006	$—	$—
Liabilities
Warrant liability – Public Warrants	$2,875,000	$2,875,000	$—	$—
Warrant liability – Private Placement Warrants	$1,771,000	$—	$1,771,000	$—
Derivative liability – forward purchase agreement	$1,296,000	$—	$—	$1,296,000
Convertible promissory note – related party	$276,276	$—	$—	$276,276
December 31, 2022
Assets
Investments held in Trust Account:
Money Market investments	$253,668,826	$253,668,826	$—	$—
Liabilities
Warrant liability – Public Warrants	$1,000,000	$1,000,000	$—	$—
Warrant liability – Private Placement Warrants	$616,000	$—	$616,000	$—
Derivative liability – forward purchase agreement	$484,000	$—	$—	$484,000
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2022
Assets
Investments held in Trust Account:
Money Market investments	$253,668,826	$253,668,826	$—	$—
Liabilities
Warrant liability – Public Warrants	$1,000,000	$1,000,000	$—	$—
Warrant liability – Private Placement Warrants	$616,000	$—	$616,000	$—
Derivative liability – forward purchase agreement	$484,000	$—	$—	$484,000
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$250,036,950	$250,036,950	$—	$—
Liabilities
Warrant liability – Public Warrants	$7,375,000	$7,375,000	$—	$—
Warrant liability – Private Placement Warrants	$4,543,000	$—	$—	$4,543,000
Derivative liability – forward purchase agreement	$16,000	$—	$—	$16,000

(1)      The Public Warrants expire 5 years after an initial Business Combination (see Note 7). As such, the full expected term of the Public Warrants used for the valuation was 6.0 years as of August 5, 2021.

(2)      The risk-free rate was based on U.S. Treasury Rates commensurate with the remaining term to Business Combination/expiration of the Private Placement Warrants (see Note 7).

Schedule of Model for the Fair Value of the Forward Purchase Agreement

The following table provides the significant inputs to the model for the fair value of the Forward Purchase Agreement:

	As of June 30, 2023		As of December 31, 2022
Stock price	$10.28		$9.91
Strike price	$11.50		$11.50
Dividend yield	—%		—%
Term to expected Business Combination (in years)	0.3		0.5
Volatility	deminimus		deminimus
Risk-free rate(1)	5.36	%/4.07%	4.70	%/3.98%
Probability of Business Combination	70.0%		60.0%
Fair value of derivative liability – forward purchase agreement	$0.324		$0.121

(1)     The risk-free rate was based on U.S. Treasury Rates commensurate with the remaining term to Business Combination/expiration of the Private Placement Warrants (see Note 7).

The following table provides the significant inputs to the binomial lattice method for the initial fair value of the Public Warrants:
At August 5, 2021 (Initial Measurement)
Stock price	$9.88
Strike price	$11.50
Dividend yield	—%
Term to expected Business Combination (in years)(1)	1.0
Volatility	16.0%
Risk-free rate(2)	0.87%
Fair value of warrants	$0.92

(1)      The Public Warrants expire 5 years after an initial Business Combination (see Note 7). As such, the full expected term of the Public Warrants used for the valuation was 6.0 years as of August 5, 2021.

(2)      The risk-free rate was based on U.S. Treasury Rates commensurate with the remaining term to Business Combination/expiration of the Public Warrants (see Note 7).

As of December 31, 2021
Stock price	$9.69
Strike price	$11.50
Dividend yield	—%
Term to expected Business Combination (in years)(1)	0.6
Volatility	10.6%
Risk-free rate(2)	0.23%/1.31%
Fair value of warrants	$0.59

(1)      The Private Placement Warrants expire 5 years after an initial Business Combination (see Note 7). As such, the full expected term of the Private Placement Warrants used for the valuation was 5.6 years as of December 31, 2021.

(2)      The risk-free rate was based on U.S. Treasury Rates commensurate with the remaining term to Business Combination/expiration of the Private Placement Warrants (see Note 7).

	As of December 31, 2022	As of December 31, 2021
Stock price	$9.91	$9.69
Strike price	$11.50	$11.50
Dividend yield	—%	—%
Term to expected Business Combination (in years)	0.5	0.6
Volatility	de minimus	10.6%
Risk-free rate(1)	4.70%/3.98%	0.23%/1.31%
Probability of Business Combination	60%	N/A(2)
Fair value of derivative (asset) liability – forward purchase agreement	$0.121	$0.004

(1)      The risk-free rate was based on U.S. Treasury Rates commensurate with the remaining term to Business Combination/expiration of the Private Placement Warrants (see Note 7).

(2)      The Company explicitly incorporated the probability of a Business Combination in its valuation as of December 31, 2022, in addition to the probability implicit in the trade price of the Units, to account for the rising risk-free rates. The Company used only the probability implicit in the trade price of the Units in its valuation as of December 31, 2021.

Schedule of Convertible Promissory Notes to Relates party	The following table provides the significant inputs to the model for the fair value of the convertible promissory note — related party:
	As of June 30, 2023	As of May 4, 2023 (Initial Measurement)	As of April 26, 2023 (Initial Measurement)	As of April 17, 2023 (Initial Measurement)
Warrant exercise price	$1.00	$1.00	$1.00	$1.00
Term to expected Business Combination (in years)	0.25	0.24	0.26	0.29
Volatility	deminimus	deminimus	deminimus	deminimus
Risk free rate	5.36%	5.22%	5.09%	5.12%
Discount factor	0.99	0.99	0.99	0.99
Probability of Business Combination	70%	70%	70%	70%
Fair value convertible promissory note – related party	$276,276	$134,794	$13,814	$86,214

Schedule of Changes in the Fair Value of the Level 3 Financial Instruments

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Fair value as of December 31, 2021	$4,559,000
Change in fair value	(2,295,000)
Fair value as of March 31, 2022	2,264,000
Change in fair value	(1,017,000)
Fair value as of June 30, 2022	$1,247,000

Fair value as of December 31, 2022	$484,000
Initial measurement of draw on convertible promissory note – related party on March 31, 2023	41,332
Change in fair value	536,000
Fair value as of March 31, 2023	1,061,332
Initial measurement of draw on convertible promissory note – related party on April 17, 2023	86,214
Initial measurement of draw on convertible promissory note – related party on April 26, 2023	13,814
Initial measurement of draw on convertible promissory note – related party on May 8, 2023	134,794
Change in fair value	276,123
Fair value as of June 30, 2023	$1,572,276
The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:
Initial measurement as of August 5, 2021	$18,144,000
Transfer of Public Warrants to Level 1 measurement	(11,500,000)
Change in fair value	(2,085,000)
Fair value as of December 31, 2021	4,559,000
Transfer of Private Placement to Level 2 measurement	(1,540,000)
Change in fair value	(2,535,000)
Fair value as of December 31, 2022	$484,000